BANK BORROWING	12 Months Ended
Dec. 31, 2022
BANK BORROWING
BANK BORROWING

11.BANK BORROWING

	December 31,	December 31,
	2022	2021
Bank borrowing	$1,449,864	$—

On March 24, 2020, Beijing Baosheng entered into a two-year credit facility agreement of maximum RMB10,000,000 (equivalent to $1,448,394) with Bank of Communications. On April 1, 2020, Beijing Baosheng withdrew RMB10,000,000 (equivalent to $1,448,394), which will be due on March 30, 2021. The loan bears a fixed interest rate of 4.785% per annum. The loan is guaranteed by Beijing Guohua Wenke Finance Guarantee Co., Ltd., for whom a counter-guarantee was provided by Kashi Baosheng and Ms. Wenxiu Zhong, the Chairperson of the Company’s board of directors and CEO. Beijing Baosheng also provided counter-guarantee to Beijing Guohua Wenke Finance Guarantee Co., Ltd. with accounts receivable from one customer of RMB105,000,000 (equivalent to $14,852,115) pledged as the collateral. The outstanding balance was RMB10,000,000 (equivalent to $1,532,567), which was fully repaid as of the maturity date in March 2021.

On March 5, 2021, Beijing Baosheng entered into a revolving credit facility agreement of with Bank of Communications under which Beijing Baosheng can draw-down up to RMB50,000,000 million (approximately $7,750,977) by June 8, 2021. Each borrowing under the credit facility is due within three months from the date of issuance. The interest rate for this credit facility was fixed at 3.85% per annum, and required the Company to make a deposit of same amount. The loan is guaranteed by Ms. Wenxiu Zhong. The Company has repaid borrowing in May 2021 and the deposit was released accordingly.

On December 22, 2022, Baosheng Network entered into a bank loan agreement with Bank of Beijing under which under which Beijing Baosheng borrowed a one-year loan of RMB10,000,000 million (approximately $1,449,846). The interest rate for the borrowing was fixed at 3.65% per annum. The loan is guaranteed by two third parties, for whom the Company involved a third party counter-guarantor. In addition the Company pledged its properties with the counter guarantor.

For the year ended December 31, 2022, 2021, and 2020, interest expense arising from the bank borrowing amounted to $nil, $88,518, and $50,824, respectively.